Amounts Recognized Within Assets and Liabilities Based on Right of Offset (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Assets, Gross Amounts	$ 7,512	$ 32,989
Assets, Gross Amounts Offset	(1,495)	(3,711)
Assets, Total Net Amounts	6,017	29,278
Assets, Gross Amounts Not Offset		(11,685)
Assets, Net Amounts	6,017	17,593
Liabilities, Gross Amounts	31,420	39,486
Liabilities, Gross Amounts Offset	(2,894)	(2,538)
Liabilities, Total Net Amounts	28,526	36,948
Liabilities, Gross Amount Not Offset	(19,949)	(36,710)
Liabilities, Net Amounts	$ 8,577	$ 238